Employee Benefit Plans (Details 4)	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Member]
Weighted-average assumptions to determine benefit obligations
Discount rate	4.33%	5.50%
Annual salary increases	4.50%	4.50%
SERP [Member]
Weighted-average assumptions to determine benefit obligations
Discount rate	4.00%	4.75%
Annual salary increases	4.00%	4.00%